Taxation - Reconciliation of Accrued Unrecognized Tax Positions (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 16,356	101,485	104,480
Additions based on tax positions related to the current year	1,433	8,890	19,182
Additions (decrease) related to prior year tax position	197	1,219	(22,177)
Decrease due to the disposal of CAH and WHT	(14,711)	(91,274)
Balance at end of year	$ 3,275	20,320	101,485